RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The following related party balances are non-interest bearing as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
	(Unaudited)
Amounts due to related parties:
Li Hongqi (1)	$4,387,911	$4,254,385
Li Hongliang (1)	1,549,617	1,501,432
	$5,937,528	$5,755,817

Loan receivable - related party:
Beijing Happiness Star (2)	$631,035	$-
	$631,035	$-

(1)	The balances are related primarily to share capital withdrawal to be paid to individual shareholders. On March 12, 2023 and March 20, 2023, China Oil Blue Ocean and ZJY Technologies’ individual shareholders withdrew their share capital from the companies. These share capital withdrawals reduced the Company’s additional paid-in capital by approximatively $10.1 million, and they were credited to amount due to related parties. During fiscal 2024, the Company reduced the amount owed to related parties and paid $1.3 million to Li Hongqi and $2.9 million to Li Hongliang, respectively.

(2)	On October 22, 2025, China Oil Blue Ocean lent RMB 4.3 million ($621,441) to Beijing Happiness Star with annual interest of 3.5% and a term of one year. Interest accrued on this loan was RMB 66,385 ($9,594) as of March 31, 2026.

The following are related party transactions for the six months ended March 31, 2026 and 2025:

	2026	2025
	(Unaudited)	(Unaudited)
Revenues:
Equipment sales to Sichuan TIBO Fluid Technology Co., Ltd.	$-	$843,144
LNG/CNG sales to Sichuan Hongzhuo Shuya Energy Co., Ltd.	-	2,152,526
	$-	$2,995,670

	2026	2025
	(Unaudited)	(Unaudited)
Leases
Sichuan TIBO Fluid Technology Co., Ltd. (Lessor)	$-	$44,930
Li Hongliang	7,697	8,232
Li Hongqi	22,745	28,940
	$30,442	$82,102

	2026	2025
	(Unaudited)	(Unaudited)
Purchase of equipment:
Sichuan TIBO Fluid Technology Co., Ltd.	$-	$2,243,086
	$-	$2,243,086